DEFERRED TAX ASSETS AND LIABILITIES (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred Tax Assets And Liabilities
2022
2023			2,318
2024	1,745	247	1,835
2025	1,462	207	2,476
2026	1,411	199	7,040
2027	499	70	2,302
2028	828	117
Total	¥ 5,945	$ 840	¥ 15,971